Acquisitions, business combinations, investments (including debt securities), purchases of intangible assets, divestitures and sale of debt securities - Acquisitions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Acquisitions, business combinations, investments (including debt securities), purchases of intangible assets, divestitures and sale of debt securities
Acquisitions, investments and purchase of intangible assets, total purchase consideration	€ 745,998	€ 628,411	€ 406,644
Cash consideration, net of cash acquired	164,774	563,252	355,386
Assumed obligations and non-cash consideration	581,224	65,159	51,258
Acquisitions
Total acquisitions	570,698	389,965	265,612
Net cash paid for acquisitions	(10,526)	324,806	214,836
Assumed obligations and non-cash consideration	581,224	65,159	€ 50,776
Goodwill	705,524	€ 444,835
Intangible assets acquired	54,909
Amount of profit (loss) contributed by acquirees since acquisition date	(14,889)
Revenue of acquiree since acquisition date	16,988
Increase in assets as a result of business combinations	€ 653,860